Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 11 — SHAREHOLDERS’ EQUITY (*):

a.      Change in authorized stock

On May 2, 2022, the Company’s Board of Directors approved an amendment to the Company’s Bylaws, stating the number of authorized stock to be increased, as described below:

a.      Common stock — $0.0001 par value — authorized shares increase to 30,000,000 shares from 11,009, 315 shares.

b.      Non-voting common stock — $0.0001 par value-authorized shares remain 2,803,774 shares.

c.      Preferred stock — $0.0001 par value — authorized shares increase to 10,000,000 shares from 7,988,691 shares.

b.      On May 16, 2022, the Company filed with the Secretary of State of the State of Delaware an amended and restated certificate of incorporation (the “A&R COI”), which became effective immediately. The A&R COI did not change the Company’s authorized shares of common stock and preferred stock of 42,803,774 authorized shares of 30,000,000 common stock., 2,803,774 shares of non-voting common stock and 10,000,000 shares of preferred stock.

c.      During January and February 2023, the Company purchased 7,920 shares of its common stock, for a total price of $50. (Total of 10,690 common stock are held by the company as treasury shares).

d.      Offering of common stocks and warrants

On May 8, 2023, the Company completed a fund-raising round in a total gross amount of $3.5 million pursuant to which the Company agreed to issue and sell to Armistice Capital Master Fund Ltd. (the “Holder”) in a private placement (the “Offering”):

1.      190,000 shares of the Company’s common stock, $0.0001 par value;

2.      754,670 pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 754,670 shares of Common Stock for an exercise price of $0.0001 which are exercisable (either physically or on net-cash basis at the Holder’s discretion) immediately upon their issuance until their full exercise. Their exercise price is adjustable upon dilutive events (such as subsequent rights offerings, pro-rata distributions and stock dividends and splits). The Holder also has certain rights upon a fundamental transaction (as defined in the agreement) as specified in the agreement. The warrants were classified as equity pursuant to ASC 815-40.; and

3.      warrants to purchase up to 944,670 shares of Common Stock (“Common Warrants”) for an exercise price of $3.58 which are exercisable (physically or upon occurrence of certain events on net-cash basis at the Holder’s discretion) immediately upon their issuance until November 8 2028. Their exercise price is adjustable upon dilutive events (such as subsequent rights offerings, pro-rata distributions and stock dividends and splits). The Holder also possesses a right to receive any additional consideration that holders of common stocks may be entitled to upon a fundamental transaction (as defined in the agreement).

The Company determined that the Common Warrants are not indexed to the Company’s own stock and therefore are precluded from equity classification. The Common Warrants will be measured at fair value at inception and in subsequent reporting periods with changes in fair value recognized as financial income or expense as change in fair value of warrant liabilities in the period of change in the condensed consolidated statements of comprehensive loss.

The Common Warrants were recorded at fair value on May 8, 2023, at $1,972 and were classified as a long-term liability on the Condensed Consolidated Balance Sheet, and the residual value allocated to the common stock and pre-funded warrants which were classified as equity.

The valuation was based on a Black-Scholes option-pricing model, using an expected volatility of 54%, a risk-free rate of 3.49%, a contractual term of 5.5 years and a stock price at the issuance date of $3.70.

On September 30, 2023, the Company remeasured the common warrants at a fair value of $246.

The valuation was based on a Black-Scholes option-pricing model, using an expected volatility of 54%, a risk-free rate of 4.60%, a contractual term of 5.1 years and a stock price $1.10.

The Company recorded other financial income (expenses) during the three and nine months ended September 30, 2023, in the amount of $1,330 and $1,726, respectively, in connection with the revaluation of these warrants to their fair value.

On September 30, 2023, the Company and the Holder entered into a Common warrants amendment agreement (the “Amendment”) to amend those Common warrants to purchase up to 944,670 shares of the Company’s common stock, par value $0.0001 issued to the Holder. The Amendment makes certain adjustment to the definition of a “Fundamental Transaction” in Common Warrants agreement. Additionally, as of November 8, 2023, the Amendment increases the number of Common Warrants to include an additional 55,000 Common warrants and changes the exercise price of the Common Warrants to $2.75.

The Company reclassified the Common warrants as equity based on the guidance provided under ASC 815-40, due to the adjustments stated in the amendment.

As of the date of the amendment of the Common warrants, the fair value of the warrants was estimated at $314. The valuation was based on a Black-Scholes option-pricing model, using an expected volatility of 54%, a risk-free rate of 4.60%, a contractual term of 5.1 years and a stock price at the issuance date of $1.10.

As a result of the amendment, the Company recorded other financial expenses in the three and nine months ended September 30, 2023, in the amount of $68.

During July and August 2023, the Holder elected to exercise 754,670 of the pre-funded warrant. The total exercise price in the amount of $0.0755 was paid in cash.

e.      Offering Costs related to May 2023 fund-raising round

Upon the consummation of the Offering and pursuant to an agreement entered into with H.C. Wainwright & Co., LLC (the “Underwriter”), the Company has paid in cash to the Underwriter (and the escrow agent) a total amount of $291. The Company has also granted to the Underwriter upon the consummation of the Offering, warrants to purchase up to 66,127 of the Company’s common stocks which carry the same terms as the common stock warrants described above (Note 11d3.), except for the exercise price which reflect 125% of the share price in the Offering ($4.6313). The warrants are classified as mezzanine equity based on the guidance provided under ASC 480-10-S99-3A and SAB Topic 14. E.

As of the issuance date of the underwriter warrants, the fair value of the warrants was estimated at $104. The valuation was based on a Black-Scholes option-pricing model, using an expected volatility of 56%, a risk-free rate of 3.29%, a contractual term of 5.5 years and a stock price at the issuance date of 3.58.

Out of the total offering costs, an amount of $223 related to the issuance of the Common Warrants was recognized as a financial expense in the Condensed Consolidated statement of comprehensive loss, and an amount of $172 related to the issuance of the Common stocks and the prefunded warrants was recognized in equity.

The allocation of total offering costs between the warrants, common stocks and prefunded warrants was in the same proportion as the allocation of the total proceeds from the offering.

f.       Share-based compensation:

1)      A summary of the Company’s share options, granted to employees, directors, under option plans is as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding – January 1, 2023 (*)	96,458	$4.89	5.34
Granted	400	1.48
Exercised	(2,489)	$0.90
Expired and forfeited	(3,992)	$28.16

Outstanding – September 30, 2023	90,377	$3.94	4.44
Exercisable – September 30, 2023	77,759	$2.23	3.85

See also Note 2 above regarding warrants granted to the underwriters upon the consummation of the IPO in consideration for their underwriting services.

2)      Restricted Stock Units (*):

During the nine months ended September 30, 2023, the Company issued 39,100 RSUs to officers and employees.

The RSUs are vested over a three-year period.

The grant-date fair value of the RSUs granted was based on the Company’s common stock price at the time of grant.

The following table summarize information as of September 30, 2023, regarding the number of RSUs outstanding:

	September 30 2023
	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year (*)	59,200	$16.2
Granted during the period	39,100	3.38
Vested during the period	(16,954)	18.1
Forfeited during the period	(8,400)	4.8
Outstanding as of September 30, 2023	72,945	$11.1

(*)      Adjusted to reflect April 2023 reverse stock split, see note 3(f).

NOTE 15 — SHAREHOLDERS’ EQUITY:

a.      Share capital

On May 2, 2022, the Company’s Board of Directors approved an amendment to the Company’s Bylaws, stating the number of authorized stock to be increased, as described below:

a.      Common stock — $0.0001 par value — authorized shares increase to 30,000,000 shares from 11,009,315 shares.

b.      Non-voting common stock- $0.0001 par value-authorized shares remain 2,803,774 shares.

c.      Redeemable Convertible Preferred stock- $0.0001 par value — authorized shares increase to 10,000,000 shares from 7,988,691 shares.

Regarding stock repurchase program see note 21b.

The Company’s share capital as of December 31, 2022, and 2021, is composed of common stock and Non-voting common stock, of $0.0001 par value, as follows:

	December 31, 2022
	Authorized	Issued and outstanding
	Number of shares
Common stock	30,000,000	17,379,861
Non-voting Common stock	2,803,774	—
	December 31, 2021
	Authorized	Issued and outstanding
	Number of shares
Common stock	11,009,315	2,050,404
Non-voting Common stock	2,803,774	1,783,773

b.      On May 16, 2022, the Company filed with the Secretary of State of the State of Delaware an amended and restated certificate of incorporation (the “A&R COI”), which became effective immediately. The A&R COI includes the Company’s total authorized shares of 42,803,774, of which 30,000,000 authorized shares of common stock, 10,000,000 authorized preferred shares, 2,803,774 shares of non-voting common stock and 10,000,000 shares of redeemable convertible preferred stock.

c.      Share-based compensation

In February 2015, under and in accordance with the equity restructure, the Company’s Board of Directors terminated the Old Plan. On June 30, 2015, the Company adopted the 2015 Equity Incentive Plan (“the 2015 Plan”).

Under the 2015 Plan, the Board of Directors may grant up to 2,804 Incentive Share Options, Non-statutory shares options, share appreciation rights, restricted share and restricted share units (RSU’s) to employees, directors, and consultants. The exercise price of an option cannot be less than 100% of the fair market value of the underlying share of common stock on the date of grant for incentive share options (not less than 110% of the fair market value for shareholders owning more than 10% of all classes of share) as determined by the Board of Directors. The maximum option term is 10 years (five years for shareholders owning more than 10% of all classes of share). The 2015 Plan grants the Board of Directors the discretion to determine when the options granted become exercisable.

In January 2016, the Company’s Board of Directors approved an additional quantity of 216 share options permitted to be granted under the 2015 Plan.

1)      During the year ended December 31, 2022, the following awards were granted:

Award Type (2015 Plan)	Number of Awards	Vesting Conditions	Expiration Date
Options	167,779	Over 4 years from grant date-25% every year	10th anniversary of Grant Date
RSU	592,000	Over 3 years from grant date

Pursuant to the current Section 102 of the Israeli Tax Ordinance, which came into effect on January 1, 2003, options may be granted through a trustee (i.e., Approved 102 Options) or not through a trustee (i.e., Unapproved 102 Options). The Company elected to grant its options and RSU’s through a trustee. As a result, the Company will not be allowed to claim as an expense for tax purposes in Israel the amounts credited to the employee as capital gains to the grantees, although it will generally be entitled to do so in respect of the salary income component (if any) of such awards when the related tax is paid by the employee.

2)      A summary of the Company’s share option activity under option plans is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding – January 1, 2022	890,493	$0.1518	5.43
Granted	167,779	$2.1964
Exercised	(77,749)	$0.0812
Expired and forfeited	(15,937)	$1.5089

Outstanding – December 31, 2022	964,586	$0.4891	5.34

Exercisable – December 31, 2022	771,956	$0.1476	4.36
	Number of Options	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding – January 1, 2021	879,251	$0.0874	6.25
Granted	43,261	$1.3616
Exercised	(2,763)	$0.1058
Expired and forfeited	(29,256)	$0.0874

Outstanding – December 31, 2021	890,493	$0.1518	5.43

Exercisable – December 31, 2021	801,562	$0.276	5.10

No income tax benefit has been recognized relating to share-based compensation expense and no tax benefits have been realized from exercised share options.

See also Note 2 above regarding warrants granted to the underwriters upon the consummation of the IPO in consideration for their underwriting services.

3)      The following table summarize information as of December 31, 2022, regarding the number of ordinary shares issuable upon outstanding options and exercisable options:

Exercise price	Options outstanding as of December 31, 2022	Weighted average remaining contractual life (years)	Options exercisable as of December 31, 2022	Weighted average remaining contractual life (years)
0.0644	312,357	2.61	312,357	2.61
0.1058	449,885	5.43	437,516	5.39
0.5780	88,431	9.96	—	—
1.3616	38,912	8.41	15,472	8.41
4	75,001	9.2	6,611	9.7

The weighted-average grant-date fair value of options granted during the years ended December 31, 2022, and 2021 was $71 and $54, respectively. The intrinsic value of options exercised in 2022 and 2021 was approximately $0. The aggregate intrinsic value represents the total intrinsic value (the difference between the fair value of the Company’s common shares on December 31 of the respective year and the exercise price, multiplied by the number of options that would have been received by the option holders had all option holders exercised their options on such date). Key assumptions used to estimate the fair value of the share options granted during the year ended December 31, 2022 and 2021 included:

	Year Ended December 31
	2022		2021
Expected term of options (years)	10		5.4
Expected common stock price volatility*	54%		58%
Expected dividend rate	0%		0%
Risk-free interest rate	3.21	% – 3.25%	0.97%

*        The expected volatility was based on the historical stock prices of publicly traded comparable companies.

4)      Share-based compensation expense for share options in the consolidated statement of comprehensive loss is summarized as follows:

	Year Ended December 31
	2022	2021
Cost of revenues	3	3
Research and development	26	24
Sales and marketing	11	16
General and administrative	12	10
Total Share-based compensation expense	52	53

5)      Restricted Stock Units

During December 2022, the Company issued RSUs to Directors, officers, consultants and employees.

The RSUs are vested over a three-year period.

The grant-date fair value of the RSUs granted was based on the Company’s common stock price at the time of grant.

The following table summarize information as of December 31, 2022, regarding the number of RSUs outstanding:

	December 31, 2022
	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	—	—
Granted during the year	592,000	$1.62
Exercised during the year	—	—
Forfeited during the year	—	—
Outstanding at the end of the year	592,000	$1.62

Share-based compensation expense for RSUs in the consolidated statement of comprehensive loss is summarized as follows:

	Year Ended December 31
	2022	2021
	U.S. dollars in thousands
Research and development	21	—
Sales and marketing	12	—
General and administrative	135	—
Total Share-based compensation expense	168	—